UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23298

WEISS STRATEGIC INTERVAL FUND

(Exact name of registrant as specified in charter)

320 PARK AVENUE

NEW YORK, NY 10022

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Jeffrey Dillabough Weiss Multi-Strategy Advisers LLC 320 Park Avenue New York, NY 10022	Thomas S. Harman Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, DC 20004

Registrant’s telephone number, including area code: (212) 415-4500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1.                     Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2018

Investments	Shares	Value
Long-Term Investments 330.3%
Common Stocks 285.9%
Aerospace & Defense 3.5%
Harris Corp.	2,192	$370,908
Lockheed Martin Corp.	2,775	960,039
Northrop Grumman Corp.	9,525	3,022,949
Raytheon Co.	2,338	483,171
United Technologies Corp.(1)	13,149	1,838,362

		6,675,429

Air Freight & Logistics 3.1%
CH Robinson Worldwide, Inc.(1)	30,680	3,004,186
FedEx Corp.	9,319	2,243,922
United Parcel Service, Inc., Class B(1)	6,428	750,469

		5,998,577

Airlines 2.4%
Alaska Air Group, Inc.(1)	15,944	1,097,904
American Airlines Group, Inc.(1)	29,220	1,207,662
Azul S.A., ADR(2)	14,746	262,331
Delta Air Lines, Inc.(1)	22,667	1,310,833
Southwest Airlines Co.(1)	11,980	748,151

		4,626,881

Automobiles 0.3%
Ford Motor Co.	37,986	351,371
General Motors Co.	5,844	196,767

		548,138

Banks 13.1%
BankUnited, Inc.(1)	138,679	4,909,237
Boston Private Financial Holdings, Inc.(1)	21,623	295,154
Citigroup, Inc.(1)	23,142	1,660,207
Citizens Financial Group, Inc.(1)	29,220	1,127,015
East West Bancorp, Inc.(1)	20,454	1,234,808
Fifth Third Bancorp(1)	7,305	203,956
First Horizon National Corp.(1)	73,050	1,260,843
Huntington Bancshares, Inc.	43,830	654,888
M&T Bank Corp.	32,131	5,286,835
Signature Bank(1)	27,620	3,171,881
Synovus Financial Corp.(1)	70,128	3,211,161
Wells Fargo & Co.(1)	43,830	2,303,705

		25,319,690

Beverages 8.8%
Brown-Forman Corp., Class B(1)	149,442	7,554,293
Coca-Cola European Partners PLC(1),(3)	34,549	1,570,943
Constellation Brands, Inc., Class A(1)	26,877	5,795,219
Cott Corp.(1)	132,001	2,131,816

		17,052,271

Biotechnology 0.1%
Gilead Sciences, Inc.	2,335	180,285
Building Products 0.9%
Fortune Brands Home & Security, Inc.	18,733	980,860
Lennox International, Inc.(1)	2,338	510,619
Masco Corp.(1)	8,317	304,402

		1,795,881

Capital Markets 5.1%
Affiliated Managers Group, Inc.(1)	13,880	1,897,674
Bank of New York Mellon Corp. (The)	2,922	149,932
Carlyle Group L.P. (The)(1)	52,339	1,180,244
Goldman Sachs Group, Inc. (The)(1)	4,465	1,001,232

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2018

Investments	Shares	Value
Common Stocks
Capital Markets
MarketAxess Holdings, Inc.	1,461	260,505
Northern Trust Corp.	1,461	149,857
State Street Corp.(1)	17,532	1,468,831
Virtu Financial, Inc., Class A(1)	187,165	3,827,524

		9,935,799

Chemicals 4.3%
Air Products & Chemicals, Inc.(1)	4,588	766,425
Cabot Corp.(1)	4,378	274,588
Chemours Co. (The)	64,200	2,532,048
Huntsman Corp.(1)	20,433	556,391
Olin Corp.(1)	94,560	2,428,301
RPM International, Inc.(1)	12,763	828,829
Sherwin-Williams Co. (The)(1)	1,823	829,848

		8,216,430

Communications Equipment 3.5%
Cisco Systems, Inc.	87,660	4,264,659
Nokia Oyj, ADR(1)	438,300	2,445,714

		6,710,373

Construction & Engineering 0.6%
Jacobs Engineering Group, Inc.(1)	7,305	558,832
KBR, Inc.	30,681	648,290

		1,207,122

Construction Materials 0.2%
Martin Marietta Materials, Inc.(1)	2,454	446,505
Consumer Finance 2.5%
Ally Financial, Inc.(1)	112,497	2,975,546
Capital One Financial Corp.(1)	18,993	1,803,005

		4,778,551

Containers & Packaging 0.9%
Graphic Packaging Holding Co.(1)	119,802	1,678,426
Diversified Consumer Services 1.4%
Service Corp. International/US(1)	59,076	2,611,159
Diversified Telecommunication Services 2.7%
AT&T, Inc.(1)	109,575	3,679,528
Verizon Communications, Inc.(1)	29,220	1,560,056

		5,239,584

Electric Utilities 14.6%
American Electric Power Co., Inc.(1)	92,285	6,541,161
Duke Energy Corp.(1)	14,610	1,169,092
Entergy Corp.(1)	78,985	6,408,053
Evergy, Inc.(1)	96,426	5,295,716
Eversource Energy	36,525	2,244,096
Exelon Corp.(1)	9,951	434,461
FirstEnergy Corp.(1)	115,868	4,306,814
PPL Corp.(1)	58,440	1,709,954

		28,109,347

Electrical Equipment 3.6%
Acuity Brands, Inc.(1)	7,384	1,160,765
AMETEK, Inc.(1)	14,318	1,132,840
Eaton Corp. PLC(1)	43,443	3,767,811
Emerson Electric Co.(1)	8,460	647,867

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2018

Investments	Shares	Value
Common Stocks
Electrical Equipment
Rockwell Automation, Inc.	1,169	219,211

		6,928,494

Electronic Equipment, Instruments & Components 0.6%
TE Connectivity Ltd.(1)	13,207	1,161,292
Entertainment 0.7%
Twenty-First Century Fox, Inc., Class B(1)	29,220	1,338,860
Food & Staples Retailing 0.7%
Walmart, Inc.(1)	14,755	1,385,642
Food Products 4.0%
JM Smucker Co. (The)(1)	72,071	7,395,205
Kellogg Co.	5,218	365,365

		7,760,570

Gas Utilities 1.1%
Atmos Energy Corp.(1)	21,973	2,063,484
Health Care Providers & Services 1.7%
Cigna Corp.(1)	2,922	608,506
Humana, Inc.(1)	7,326	2,479,998
Owens & Minor, Inc.(1)	3,182	52,567
Patterson Cos., Inc.	5,712	139,658

		3,280,729

Hotels, Restaurants & Leisure 11.1%
BJ’s Restaurants, Inc.(1)	15,779	1,139,244
Brinker International, Inc.	35,776	1,671,812
Carnival Corp.(1)	15,487	987,606
Darden Restaurants, Inc.(1)	10,257	1,140,476
Dave & Buster’s Entertainment, Inc.(1)	14,661	970,851
Domino’s Pizza, Inc.	2,498	736,410
Extended Stay America, Inc., UNIT(1)	42,090	851,481
Hilton Worldwide Holdings, Inc.(1)	14,376	1,161,293
Hyatt Hotels Corp., Class A(1)	20,307	1,616,234
Marriott International, Inc., Class A	2,635	347,899
Marriott Vacations Worldwide Corp.(1)	5,698	636,751
Restaurant Brands International, Inc.(1),(3)	32,120	1,904,074
Royal Caribbean Cruises Ltd.(1)	30,170	3,920,290
Texas Roadhouse, Inc.(1)	18,233	1,263,365
Wyndham Destinations, Inc.	10,519	456,104
Yum! Brands, Inc.(1)	28,146	2,558,753

		21,362,643

Household Durables 0.6%
DR Horton, Inc.(1)	11,834	499,158
Leggett & Platt, Inc.	12,170	532,924
Lennar Corp., Class A	2,456	114,671

		1,146,753

Household Products 1.9%
Church & Dwight Co., Inc.(1)	46,650	2,769,611
Clorox Co. (The)	5,844	878,996

		3,648,607

Independent Power and Renewable Electricity Producers 1.0%
NRG Energy, Inc.	50,951	1,905,567
Industrial Conglomerates 1.4%
Honeywell International, Inc.(1)	15,779	2,625,626
Insurance 7.2%
Allstate Corp. (The)(1)	33,603	3,316,616
American International Group, Inc.	7,013	373,372

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2018

Investments	Shares	Value
Common Stocks
Insurance
Assurant, Inc.(1)	14,610	1,577,150
CNA Financial Corp.	13,453	614,130
Hartford Financial Services Group, Inc. (The)(1)	7,889	394,134
Lincoln National Corp.(1)	18,993	1,285,066
Mercury General Corp.(1)	1,082	54,273
RenaissanceRe Holdings Ltd.(3)	29,585	3,951,964
Willis Towers Watson PLC(1)	16,801	2,367,933

		13,934,638

IT Services 3.9%
Alliance Data Systems Corp.(1)	8,766	2,070,179
DXC Technology Co.(1)	20,454	1,912,858
Fidelity National Information Services, Inc.(1)	1,549	168,949
Global Payments, Inc.	7,365	938,301
Science Applications International Corp.(1)	26,298	2,119,619
Visa, Inc., Class A	1,461	219,281

		7,429,187

Leisure Products 1.0%
Brunswick Corp.(1)	29,673	1,988,685
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.(1)	7,245	511,062
Machinery 4.7%
Caterpillar, Inc.(1)	9,050	1,380,034
Deere & Co.	7,887	1,185,653
Dover Corp.	15,487	1,371,064
Fortive Corp.	5,502	463,268
Greenbrier Cos., Inc. (The)	4,383	263,418
Ingersoll-Rand PLC(1)	20,352	2,082,010
Parker-Hannifin Corp.	4,533	833,755
Stanley Black & Decker, Inc.	293	42,907
Timken Co. (The)(1)	9,467	471,930
Trinity Industries, Inc.(1)	13,734	503,214
WABCO Holdings, Inc.(2)	4,091	482,493

		9,079,746

Media 3.5%
CBS Corp., Class B, NVDR	24,837	1,426,886
Comcast Corp., Class A(1)	44,096	1,561,439
comScore, Inc.(2)	7,327	133,571
Nexstar Media Group, Inc., Class A(1)	24,858	2,023,441
Sinclair Broadcast Group, Inc., Class A	17,514	496,522
Tribune Media Co., Class A(1)	29,220	1,122,925

		6,764,784

Metals & Mining 0.3%
Teck Resources Ltd., Class B(1),(3)	14,610	352,101
United States Steel Corp.	9,393	286,299

		638,400

Multi-Utilities 6.0%
Ameren Corp.	16,032	1,013,543
CenterPoint Energy, Inc.	25,424	702,974
CMS Energy Corp.	43,830	2,147,670
Dominion Energy, Inc.(1)	51,240	3,601,147
Public Service Enterprise Group, Inc.(1)	42,576	2,247,587

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2018

Investments	Shares	Value
Common Stocks
Multi-Utilities
Vectren Corp.(1)	27,328	1,953,679

		11,666,600

Multiline Retail 1.0%
Big Lots, Inc.(1)	29,220	1,221,104
Dollar General Corp.	6,720	734,496
Target Corp.	479	42,252

		1,997,852

Oil, Gas & Consumable Fuels 23.8%
Anadarko Petroleum Corp.	4,457	300,446
Cabot Oil & Gas Corp.(1)	81,431	1,833,826
ConocoPhillips(1)	45,729	3,539,425
Devon Energy Corp.	61,315	2,448,921
Diamondback Energy, Inc.(1)	34,918	4,720,564
Energy Transfer Equity L.P.(1)	233,512	4,070,114
Energy Transfer Partners L.P.(1)	32,540	724,340
Enterprise Products Partners L.P.	17,937	515,330
EOG Resources, Inc.(1)	22,865	2,916,888
Exxon Mobil Corp.	20,454	1,738,999
Kinder Morgan, Inc.(1)	104,685	1,856,065
Marathon Oil Corp.(1)	250,880	5,840,486
NGL Energy Partners L.P.(1)	1,551	17,992
Peabody Energy Corp.(1)	11,688	416,560
Pioneer Natural Resources Co.	25,416	4,427,213
Plains All American Pipeline L.P.(1)	170,483	4,263,780
Range Resources Corp.	107,237	1,821,957
Royal Dutch Shell PLC, Class A, ADR(1)	17,946	1,222,841
Suncor Energy, Inc.(1)	17,946	694,331
Valero Energy Partners L.P.(1)	8,963	339,518
Western Gas Partners L.P.(1)	23,926	1,045,088
Williams Cos., Inc. (The)(1)	41,773	1,135,808

		45,890,492

Personal Products 0.7%
Estee Lauder Cos., Inc. (The), Class A(1)	9,935	1,443,754
Pharmaceuticals 2.6%
Allergan PLC	4,396	837,350
AstraZeneca PLC, ADR(3)	48,344	1,912,972
Bristol-Myers Squibb Co.(1)	14,650	909,472
Johnson & Johnson	4,383	605,599
Merck & Co., Inc.(1)	6,375	452,242
Novartis AG, ADR(1),(3)	2,529	217,899

		4,935,534

Professional Services 0.4%
Nielsen Holdings PLC(1)	29,190	807,395
Real Estate Investment Trusts 98.6%
Acadia Realty Trust(1)	163,486	4,582,513
Agree Realty Corp.(1)	83,922	4,457,937
American Assets Trust, Inc.(1)	138,649	5,170,221
American Homes 4 Rent, Class A(1)	367,569	8,046,085
Americold Realty Trust(1)	172,035	4,304,316
Apartment Investment & Management Co., Class A(1)	175,320	7,736,872
Camden Property Trust(1)	71,842	6,722,256
CareTrust REIT, Inc.(1)	233,760	4,139,890
Corporate Office Properties Trust(1)	137,444	4,099,955
EPR Properties(1)	41,086	2,810,693
Equity LifeStyle Properties, Inc.(1)	65,745	6,341,105

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2018

Investments	Shares	Value
Common Stocks
Real Estate Investment Trusts
Essex Property Trust, Inc.	7,295	1,799,749
Extra Space Storage, Inc.(1)	124,185	10,759,388
First Industrial Realty Trust, Inc.(1)	110,937	3,483,422
HCP, Inc.(1)	131,850	3,470,292
Healthcare Trust of America, Inc., Class A(1)	365,250	9,741,217
Highwoods Properties, Inc.(1)	173,010	8,176,453
Hudson Pacific Properties, Inc.(1)	175,320	5,736,470
Invitation Homes, Inc.(1)	312,524	7,159,925
Kilroy Realty Corp.(1)	207,668	14,887,719
Kimco Realty Corp.(1)	220,692	3,694,384
Liberty Property Trust(1)	124,185	5,246,816
MedEquities Realty Trust, Inc.	32,901	319,798
Omega Healthcare Investors, Inc.	116,720	3,824,914
Physicians Realty Trust(1)	74,258	1,251,990
Prologis, Inc.(1)	87,660	5,942,471
Regency Centers Corp.(1)	142,088	9,188,831
Retail Properties of America, Inc., Class A(1)	255,282	3,111,888
Ryman Hospitality Properties, Inc.(1)	32,321	2,785,101
STAG Industrial, Inc.(1)	388,538	10,684,795
Taubman Centers, Inc.	92,859	5,555,754
Terreno Realty Corp.(1)	120,875	4,556,987
VICI Properties, Inc.(1)	482,597	10,433,747

		190,223,954

Road & Rail 9.5%
Canadian National Railway Co.(1),(3)	21,330	1,915,434
CSX Corp.	20,426	1,512,545
JB Hunt Transport Services, Inc.(1)	20,306	2,415,196
Knight-Swift Transportation Holdings, Inc.(1)	43,830	1,511,258
Norfolk Southern Corp.	16,071	2,900,816
Old Dominion Freight Line, Inc.(1)	5,844	942,403
Ryder System, Inc.(1)	19,646	1,435,533
Schneider National, Inc., Class B(1)	42,369	1,058,378
Werner Enterprises, Inc.(1)	131,636	4,653,333

		18,344,896

Semiconductors & Semiconductor Equipment 5.0%
Broadcom, Inc.(1)	8,035	1,982,476
Marvell Technology Group Ltd.(1),(3)	146,100	2,819,730
Maxim Integrated Products, Inc.(1)	10,255	578,280
Microchip Technology, Inc.	13,131	1,036,167
NVIDIA Corp.(1)	2,166	608,689
NXP Semiconductors N.V.(1)	5,844	499,662
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	21,915	967,766
Xilinx, Inc.	14,610	1,171,284

		9,664,054

Software 6.7%
Activision Blizzard, Inc.	23,376	1,944,650
LogMeIn, Inc.(1)	30,681	2,733,677
Microsoft Corp.(1)	68,667	7,853,445
Oracle Corp.(1)	7,305	376,646
Pandora Media, Inc.(2)	3,732	35,491

		12,943,909

Specialty Retail 7.3%
Advance Auto Parts, Inc.(1)	16,393	2,759,434
Children’s Place, Inc. (The)(1)	9,168	1,171,670
DSW, Inc., Class A(1)	52,538	1,779,988

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2018

Investments	Shares	Value
Common Stocks
Specialty Retail
Home Depot, Inc. (The)	9,204	1,906,609
Lowe’s Cos., Inc.(1)	10,576	1,214,336
Ross Stores, Inc.	14,610	1,456,884
TJX Cos., Inc. (The)(1)	34,656	3,882,165

		14,171,086

Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc.(1)	4,383	989,419
Seagate Technology PLC	1,343	63,591

		1,053,010

Textiles, Apparel & Luxury Goods 3.3%
PVH Corp.(1)	15,019	2,168,743
Tapestry, Inc.(1)	84,684	4,257,065

		6,425,808

Trading Companies & Distributors 2.4%
Air Lease Corp.(1)	72,975	3,348,093
Fastenal Co.	9,633	558,906
Rush Enterprises, Inc., Class A(1)	20,454	804,047

		4,711,046

Water Utilities 0.8%
American Water Works Co., Inc.(1)	17,514	1,540,707

Total Common Stocks (Cost $547,601,589)		551,905,314

	Principal
	Amount
Floating Rate Loans 24.4%
Somerset Re Ltd. Term Loan 3, 3 Month USD LIBOR + 0.50%, 2.82%	32,500,000	32,500,000
Somerset Re Ltd. Term Loan 4, 3 Month USD LIBOR + 0.50%, 2.83%	7,000,000	7,000,000
Weisshorn Re Ltd. Term Loan 1, 3 Month USD LIBOR + 0.50%, 2.83%	6,700,000	6,700,000
Weisshorn Re Ltd. Term Loan 2, 3 Month USD LIBOR + 0.50%, 2.83%	1,000,000	1,000,000

Total Floating Rate Loans (Cost $47,200,000)		47,200,000

Investments	Shares	Value
Exchange-Traded Funds 20.0%
Consumer Staples Select Sector SPDR Fund	40,908	2,205,318
Health Care Select Sector SPDR Fund ETF	27,199	2,587,985
Industrial Select Sector SPDR Fund	8,768	687,411
Invesco QQQ Trust Series 1, Series 1	24,486	4,549,254
iShares MSCI Emerging Markets ETF(1)	103,396	4,437,756
iShares Russell 2000 ETF	12,405	2,090,863
iShares Transportation Average ETF(1)	2,381	487,034
iShares U.S. Home Construction ETF(1)	63,254	2,235,396
JPMorgan Alerian MLP Index ETN ETF	52,098	1,430,611
SPDR S&P 500 ETF Trust	52,665	15,310,769
SPDR S&P Oil & Gas Exploration & Production ETF(1)	31,542	1,365,453
SPDR S&P Retail ETF(1)	11,688	596,322
United States Brent Oil Fund L.P.(2)	810	18,889
Utilities Select Sector SPDR Fund ETF	4,382	230,712
VanEck Vectors Oil Refiners ETF	8,766	311,807

Total Exchange-Traded Funds (Cost $38,155,337)		38,545,580

Total Long-Term Investments (Cost $632,956,926)		637,650,894

Securities Sold Short (4)(299.6)%
Common Stocks (226.5)%
Aerospace & Defense (2.0)%
AAR Corp.	1,525	(73,032)

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2018

Investments	Shares	Value
Common Stocks
Aerospace & Defense
Boeing Co. (The)	1,753	(651,941)
BWX Technologies, Inc.	14,318	(895,448)
Lockheed Martin Corp.	3,067	(1,061,059)
Raytheon Co.	2,338	(483,171)
Rockwell Collins, Inc.	4,763	(669,059)

		(3,833,710)

Air Freight & Logistics (2.1)%
FedEx Corp.	4,936	(1,188,539)
Forward Air Corp.	36,067	(2,586,004)
United Parcel Service, Inc., Class B	2,192	(255,916)

		(4,030,459)

Airlines 0.0%
Hawaiian Holdings, Inc.	2,192	(87,899)

Auto Components (0.6)%
Gentex Corp.	32,109	(689,059)
Magna International, Inc.(3)	9,643	(506,547)

		(1,195,606)

Automobiles (0.3)%
Harley-Davidson, Inc.	12,565	(569,194)

Banks (11.1)%
Associated Banc-Corp	118,049	(3,069,274)
Bank of America Corp.	38,717	(1,140,603)
BB&T Corp.	43,830	(2,127,508)
Cathay General Bancorp	29,220	(1,210,877)
CIT Group, Inc.	21,915	(1,131,033)
Comerica, Inc.	10,227	(922,475)
Commerce Bancshares, Inc.	4,295	(283,556)
First Hawaiian, Inc.	18,800	(510,608)
JPMorgan Chase & Co.	14,610	(1,648,592)
KeyCorp	41,638	(828,180)
M&T Bank Corp.	10,216	(1,680,941)
PacWest Bancorp	25,714	(1,225,272)
PNC Financial Services Group, Inc. (The)	4,792	(653,672)
Popular, Inc.	7,305	(374,381)
Regions Financial Corp.	68,667	(1,260,040)
US Bancorp	23,103	(1,220,069)
Zions Bancorp	41,492	(2,080,824)

		(21,367,905)

Beverages (2.6)%
Coca-Cola Co. (The)	56,789	(2,623,084)
Keurig Dr Pepper, Inc.	68,977	(1,598,197)
PepsiCo, Inc.	6,311	(705,570)

		(4,926,851)

Biotechnology (1.6)%
AbbVie, Inc.	8,343	(789,081)
Amgen, Inc.	11,097	(2,300,297)

		(3,089,378)

Building Products (2.6)%
Fortune Brands Home & Security, Inc.	51,806	(2,712,562)
Johnson Controls International PLC	33,239	(1,163,365)
Masco Corp.	17,532	(639,602)

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2018

Investments	Shares	Value
Common Stocks
Building Products
Owens Corning	8,181	(443,983)

		(4,959,512)

Capital Markets (7.3)%
Bank of New York Mellon Corp. (The)	24,106	(1,229,165)
BlackRock, Inc.	2,484	(1,170,784)
Charles Schwab Corp. (The)	21,915	(1,077,122)
Federated Investors, Inc., Class B	30,681	(740,026)
Intercontinental Exchange, Inc.	33,603	(2,516,528)
KKR & Co., Inc., Class A	134,586	(3,670,160)
Morgan Stanley	29,488	(1,373,256)
T Rowe Price Group, Inc.	21,915	(2,392,680)

		(14,169,721)

Chemicals (1.2)%
HB Fuller Co.	2,171	(112,176)
LyondellBasell Industries N.V., Class A	8,973	(919,822)
Orion Engineered Carbons S.A.	7,975	(255,997)
PPG Industries, Inc.	8,086	(882,425)
Sherwin-Williams Co. (The)	322	(146,578)

		(2,316,998)

Commercial Services & Supplies (0.1)%
Covanta Holding Corp.	7,375	(119,844)

Communications Equipment (1.1)%
Juniper Networks, Inc.	29,220	(875,723)
Telefonaktiebolaget LM Ericsson, ADR(3)	146,722	(1,291,154)

		(2,166,877)

Construction Materials (0.6)%
Vulcan Materials Co.	10,373	(1,153,478)

Consumer Finance (2.1)%
Discover Financial Services	52,596	(4,020,964)

Containers & Packaging (0.1)%
Packaging Corp. of America	2,192	(240,440)

Distributors (0.4)%
Pool Corp.	4,383	(731,435)

Electric Utilities (9.4)%
ALLETE, Inc.	5,340	(400,553)
Alliant Energy Corp.	68,338	(2,909,149)
Hawaiian Electric Industries, Inc.	29,280	(1,042,075)
IDACORP, Inc.	36,181	(3,590,240)
PG&E Corp.	8,766	(403,324)
Pinnacle West Capital Corp.	21,915	(1,735,230)
Portland General Electric Co.	37,986	(1,732,541)
Southern Co. (The)	83,518	(3,641,385)
Xcel Energy, Inc.	58,361	(2,755,223)

		(18,209,720)

Electronic Equipment, Instruments & Components (0.5)%
AVX Corp.	20,490	(369,845)
FLIR Systems, Inc.	3,652	(224,488)
Vishay Intertechnology, Inc.	17,514	(356,410)

		(950,743)

Food & Staples Retailing (0.9)%
Casey’s General Stores, Inc.	2,338	(301,859)
Kroger Co. (The)	10,227	(297,708)
Sysco Corp.	13,645	(999,496)

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2018

Investments	Shares	Value
Common Stocks
Food & Staples Retailing
Walmart, Inc.	1,607	(150,914)

		(1,749,977)

Food Products (4.5)%
Campbell Soup Co.	25,599	(937,692)
Flowers Foods, Inc.	207,842	(3,878,332)
Lancaster Colony Corp.	15,282	(2,280,227)
Mondelez International, Inc., Class A	38,716	(1,663,239)

		(8,759,490)

Gas Utilities (1.2)%
ONE Gas, Inc.	24,252	(1,995,454)
South Jersey Industries, Inc.	11,592	(408,850)

		(2,404,304)

Health Care Equipment & Supplies (1.5)%
Baxter International, Inc.	8,790	(677,621)
Becton Dickinson and Co.	4,615	(1,204,515)
Medtronic PLC(3)	7,327	(720,757)
Steris PLC(3)	3,182	(364,021)

		(2,966,914)

Health Care Providers & Services (1.6)%
AmerisourceBergen Corp.	5,260	(485,077)
Anthem, Inc.	2,930	(802,967)
Cardinal Health, Inc.	2,928	(158,112)
HCA Healthcare, Inc.	2,172	(302,169)
Quest Diagnostics, Inc.	9,580	(1,033,778)
UnitedHealth Group, Inc.	1,461	(388,684)

		(3,170,787)

Hotels, Restaurants & Leisure (10.1)%
BJ’s Restaurants, Inc.	11,150	(801,196)
Bloomin’ Brands, Inc.	35,064	(693,917)
Boyd Gaming Corp.	31,455	(1,064,752)
Cheesecake Factory, Inc. (The)	26,751	(1,432,248)
Cracker Barrel Old Country Store, Inc.	4,700	(691,511)
Extended Stay America, Inc., UNIT	1,816	(36,738)
Hyatt Hotels Corp., Class A	416	(33,109)
International Game Technology PLC	9,131	(180,337)
Jack in the Box, Inc.	9,672	(810,804)
Las Vegas Sands Corp.	8,952	(531,122)
Marriott International, Inc., Class A	33,842	(4,468,159)
McDonald’s Corp.	14,471	(2,420,854)
MGM Resorts International	51,646	(1,441,440)
Six Flags Entertainment Corp.	44,400	(3,100,008)
Wendy’s Co. (The)	102,065	(1,749,394)

		(19,455,589)

Household Durables (2.5)%
KB Home	22,207	(530,969)
Leggett & Platt, Inc.	21,501	(941,529)
PulteGroup, Inc.	83,464	(2,067,403)
Toll Brothers, Inc.	10,227	(337,798)
Whirlpool Corp.	7,188	(853,575)

		(4,731,274)

Household Products (4.6)%
Clorox Co. (The)	5,844	(878,996)
Colgate-Palmolive Co.	48,637	(3,256,247)
Energizer Holdings, Inc.	19,664	(1,153,294)

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2018

Investments	Shares	Value
Common Stocks
Household Products
Kimberly-Clark Corp.	7,583	(861,732)
Procter & Gamble Co. (The)	32,142	(2,675,179)

		(8,825,448)

Independent Power and Renewable Electricity Producers (0.7)%
AES Corp.	102,270	(1,431,780)

Industrial Conglomerates (3.7)%
3M Co.	28,394	(5,982,900)
General Electric Co.	93,726	(1,058,166)

		(7,041,066)

Insurance (7.7)%
American International Group, Inc.	28,928	(1,540,127)
Chubb Ltd.	11,688	(1,561,984)
CNA Financial Corp.	13,453	(614,129)
Loews Corp.	43,830	(2,201,581)
Marsh & McLennan Cos., Inc.	16,071	(1,329,393)
MetLife, Inc.	27,759	(1,296,901)
Progressive Corp. (The)	83,277	(5,915,998)
WR Berkley Corp.	5,114	(408,099)

		(14,868,212)

IT Services (2.3)%
Sabre Corp.	7,305	(190,514)
Total System Services, Inc.	29,220	(2,885,183)
Visa, Inc., Class A	8,766	(1,315,689)

		(4,391,386)

Leisure Products (0.2)%
Callaway Golf Co.	12,652	(307,317)

Life Sciences Tools & Services (0.8)%
Thermo Fisher Scientific, Inc.	6,129	(1,495,966)

Machinery (10.2)%
Allison Transmission Holdings, Inc.	11,980	(623,080)
Cummins, Inc.	15,370	(2,245,096)
Deere & Co.	5,696	(856,280)
Flowserve Corp.	17,240	(942,855)
Fortive Corp.	5,502	(463,268)
Greenbrier Cos., Inc. (The)	23,668	(1,422,447)
Illinois Tool Works, Inc.	18,434	(2,601,406)
ITT, Inc.	14,172	(868,177)
Kennametal, Inc.	11,017	(479,900)
PACCAR, Inc.	32,434	(2,211,674)
Parker-Hannifin Corp.	8,127	(1,494,799)
Stanley Black & Decker, Inc.	9,322	(1,365,114)
Terex Corp.	62,677	(2,501,439)
Wabtec Corp.	13,003	(1,363,755)
Woodward, Inc.	3,652	(295,301)

		(19,734,591)

Metals & Mining (0.2)%
Carpenter Technology Corp.	2,306	(135,939)
United States Steel Corp.	9,393	(286,298)

		(422,237)

Multi-Utilities (5.4)%
Ameren Corp.	48,319	(3,054,727)
Consolidated Edison, Inc.	38,020	(2,896,744)
DTE Energy Co.	27,846	(3,038,834)

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2018

Investments	Shares	Value
Common Stocks
Multi-Utilities
National Grid PLC, ADR(3)	14,575	(755,859)
NorthWestern Corp.	11,998	(703,803)

		(10,449,967)

Multiline Retail (1.3)%
Dollar General Corp.	22,367	(2,444,713)
Target Corp.	479	(42,253)

		(2,486,966)

Oil, Gas & Consumable Fuels (17.5)%
Anadarko Petroleum Corp.	4,457	(300,446)
Andeavor Logistics L.P.	1,027	(49,871)
Apache Corp.	29,220	(1,393,533)
Arch Coal, Inc., Class A	2,923	(261,316)
BP PLC, ADR	14,955	(689,425)
Buckeye Partners L.P.	14,938	(533,436)
Cenovus Energy, Inc.	44,865	(449,996)
Chevron Corp.	1,495	(182,809)
Cimarex Energy Co.	17,970	(1,670,132)
Devon Energy Corp.	82,713	(3,303,557)
Enbridge, Inc.(3)	31,677	(1,022,850)
Enterprise Products Partners L.P.	29,900	(859,027)
EQT Corp.	54,904	(2,428,404)
Exxon Mobil Corp.	40,316	(3,427,666)
Genesis Energy L.P.	20,938	(497,906)
Hess Corp.	5,982	(428,192)
Magellan Midstream Partners L.P.	34,396	(2,329,297)
Noble Energy, Inc.	85,099	(2,654,238)
ONEOK, Inc.	8,973	(608,280)
Pioneer Natural Resources Co.	45,801	(7,978,076)
Plains GP Holdings L.P., Class A	14,955	(366,846)
Targa Resources Corp.	40,222	(2,264,901)

		(33,700,204)

Paper & Forest Products (0.3)%
Domtar Corp.	7,245	(377,971)
Louisiana-Pacific Corp.	5,873	(155,576)

		(533,547)

Pharmaceuticals (2.0)%
Eli Lilly & Co.	12,688	(1,361,549)
Johnson & Johnson	11,711	(1,618,109)
Pfizer, Inc.	11,676	(514,562)
Roche Holding AG, ADR(3)	7,912	(238,626)
Zoetis, Inc.	1,461	(133,769)

		(3,866,615)

Real Estate Investment Trusts (78.7)%
Brandywine Realty Trust	70,128	(1,102,412)
Brixmor Property Group, Inc.	87,570	(1,533,351)
Duke Realty Corp.	195,960	(5,559,385)
EastGroup Properties, Inc.	81,660	(7,808,329)
Equity Residential	42,369	(2,807,370)
Federal Realty Investment Trust	45,897	(5,804,594)
Government Properties Income Trust	146,100	(1,649,469)
Healthcare Realty Trust, Inc.	65,580	(1,918,871)
Host Hotels & Resorts, Inc.	50,617	(1,068,019)
Kite Realty Group Trust	181,944	(3,029,368)
Life Storage, Inc.	92,686	(8,820,000)
LTC Properties, Inc.	19,877	(876,774)

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2018

Investments	Shares	Value
Common Stocks
Real Estate Investment Trusts
Mid-America Apartment Communities, Inc.	79,216	(7,935,859)
National Health Investors, Inc.	75,972	(5,742,723)
National Retail Properties, Inc.	199,594	(8,945,803)
Piedmont Office Realty Trust, Inc., Class A	448,985	(8,499,286)
Ramco-Gershenson Properties Trust	650,860	(8,851,696)
Realty Income Corp.	65,745	(3,740,233)
Retail Opportunity Investments Corp.	263,862	(4,926,303)
Rexford Industrial Realty, Inc.	149,274	(4,770,797)
Sabra Health Care REIT, Inc.	152,813	(3,533,037)
Senior Housing Properties Trust	102,663	(1,802,762)
SL Green Realty Corp.	116,193	(11,332,303)
STORE Capital Corp.	180,898	(5,027,155)
Sun Communities, Inc.	61,362	(6,230,697)
Tanger Factory Outlet Centers, Inc.	120,198	(2,750,130)
UDR, Inc.	136,406	(5,514,895)
VEREIT, Inc.	228,988	(1,662,453)
Vornado Realty Trust	116,880	(8,532,240)
Welltower, Inc.	82,790	(5,325,053)
Weyerhaeuser Co.	14,303	(461,558)
WP Carey, Inc.	68,170	(4,384,013)

		(151,946,938)

Real Estate Management & Development (0.2)%
Realogy Holdings Corp.	18,993	(392,016)

Road & Rail (9.6)%
ArcBest Corp.	50,404	(2,447,114)
Canadian Pacific Railway Ltd.(3)	6,574	(1,393,294)
CSX Corp.	57,535	(4,260,467)
Heartland Express, Inc.	2,850	(56,230)
JB Hunt Transport Services, Inc.	146	(17,365)
Landstar System, Inc.	25,479	(3,108,438)
Norfolk Southern Corp.	38,600	(6,967,300)
Saia, Inc.(2)	4,396	(336,074)

		(18,586,282)

Semiconductors & Semiconductor Equipment (2.1)%
Intel Corp.	14,610	(690,907)
Lam Research Corp.	5,113	(775,642)
NVIDIA Corp.	1,582	(444,574)
Texas Instruments, Inc.	17,532	(1,881,008)
Xilinx, Inc.	4,378	(350,984)

		(4,143,115)

Software (1.0)%
SAP SE, ADR(3)	16,137	(1,984,851)

Specialty Retail (2.5)%
Foot Locker, Inc.	8,620	(439,448)
Home Depot, Inc. (The)	20,910	(4,331,506)

		(4,770,954)

Technology Hardware, Storage & Peripherals (0.4)%
Seagate Technology PLC	15,953	(755,375)

Textiles, Apparel & Luxury Goods (1.0)%
Carter’s, Inc.	7,013	(691,482)
Ralph Lauren Corp.	9,365	(1,288,156)

		(1,979,638)

Trading Companies & Distributors (4.8)%
Fastenal Co.	83,515	(4,845,540)

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2018

Investments	Shares	Value
Common Stocks
Trading Companies & Distributors
GATX Corp.	7,597	(657,824)
MSC Industrial Direct Co., Inc., Class A	9,461	(833,609)
WW Grainger, Inc.	8,123	(2,903,242)

		(9,240,215)

Water Utilities (1.3)%
American States Water Co.	15,854	(969,314)
Aqua America, Inc.	41,158	(1,518,730)

		(2,488,044)

Total Common Stocks (Cost $(436,273,398))		(437,221,799)
Exchange-Traded Funds (73.1)%
Consumer Staples Select Sector SPDR Fund	21,809	(1,176,159)
Energy Select Sector SPDR Fund ETF	35,154	(2,662,564)
ETFMG Prime Cyber Security ETF	72	(2,889)
Health Care Select Sector SPDR Fund	2,919	(277,743)
Industrial Select Sector SPDR Fund ETF	98,368	(7,712,051)
Invesco QQQ Trust Series 1, Series 1	60,779	(11,292,130)
iShares 20+ Year Treasury Bond ETF	19,052	(2,234,228)
iShares Cohen & Steers REIT ETF	7,358	(736,389)
iShares MSCI Canada ETF	23,376	(672,761)
iShares MSCI Emerging Markets ETF	31,223	(1,340,091)
iShares MSCI Eurozone ETF	23,485	(963,002)
iShares Nasdaq Biotechnology ETF	8,497	(1,036,124)
iShares North American Tech-Software ETF	2,244	(459,953)
iShares Russell 2000 ETF	105,830	(17,837,647)
iShares Russell 2000 Growth ETF	10,044	(2,160,264)
iShares Russell 2000 Value ETF	14,610	(1,943,130)
iShares Transportation Average ETF	6	(1,227)
iShares U.S. Real Estate ETF	9,951	(796,279)
iShares US Technology ETF	2,040	(395,801)
JPMorgan Alerian MLP Index ETN	52,098	(1,430,611)
Materials Select Sector SPDR Fund ETF	67,384	(3,903,555)
SPDR Bloomberg Barclays High Yield Bond ETF	464,937	(16,760,979)
SPDR S&P 500 ETF Trust	109,992	(31,976,874)
SPDR S&P Biotech ETF	14,042	(1,346,207)
SPDR S&P Homebuilders ETF	9,724	(373,791)
SPDR S&P Metals & Mining ETF	14,952	(510,760)
SPDR S&P Oil & Gas Exploration & Production ETF	20,496	(887,272)
SPDR S&P Regional Banking ETF	14,610	(868,126)
SPDR S&P Semiconductor ETF	37,152	(2,820,208)
Utilities Select Sector SPDR Fund ETF	131,104	(6,902,626)
VanEck Vectors Semiconductor ETF	30,191	(3,213,832)
Vanguard Information Technology ETF	5,113	(1,035,689)
Vanguard Real Estate ETF	184,086	(14,852,059)
WisdomTree Europe Hedged Equity Fund ETF	7,937	(501,777)

Total Exchange-Traded Funds (Cost $(141,093,280))		(141,084,798)

Total Securities Sold Short (Proceeds $577,366,678)		(578,306,597)

Total Investments, net of securities sold short (Cost $55,590,248) 30.7%		59,344,297
Other assets, less liabilities 69.3%		133,679,483

Net Assets 100.0%		$193,023,780

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2018

(1)	All or a portion of this security has been committed as collateral for open securities sold short. The total value of assets committed as collateral as of September 30, 2018, is $470,373,743.
(2)	Non-income producing.
(3)	Foreign security.
(4)	Securities sold short are not owned by the Fund and cannot produce income.

ADR	American Depository Receipt

ETF	Exchange Traded Fund

MLP	Master Limited Partnership

REIT	Real Estate Investment Trust

At September 30, 2018 the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy: GBP / Sell: USD	State Street Bank & Trust Co.	Buy	1,086,000	1,434,552	10/31/18	—	(15,177)
Buy: SEK / Sell: USD	State Street Bank & Trust Co.	Buy	12,002,000	1,366,503	10/31/18	—	(11,454)
Buy: CAD / Sell: USD	State Street Bank & Trust Co.	Buy	653,000	504,937	10/31/18	673	—
Buy: CHF / Sell: USD	State Street Bank & Trust Co.	Buy	235,000	244,077	10/31/18	—	(2,641)
Buy: CAD / Sell: USD	State Street Bank & Trust Co.	Buy	232,000	178,997	10/31/18	638	—
Buy: GBP / Sell: USD	State Street Bank & Trust Co.	Buy	26,000	33,960	10/31/18	21	—
Buy: EUR / Sell: USD	State Street Bank & Trust Co.	Buy	19,000	22,113	10/31/18	22	—
Buy: USD / Sell: EUR	State Street Bank & Trust Co.	Sell	1,468,000	1,730,376	10/31/18	20,173	—

Total Forward Exchange Contracts						$21,527	$(29,272)

Net unrealized appreciation (depreciation)							$(7,745)

    aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2018

1. Organization

Weiss Strategic Interval Fund (the “Fund”) was organized as a Delaware statutory trust on September 5, 2017 pursuant to an Agreement and Declaration of Trust (“Declaration of Trust”). The Fund is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Weiss Multi-Strategy Advisers LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund’s investment objective is to provide returns with moderate volatility and reduced correlation to the overall performance of the equity market. The Fund will pursue its investment objective by establishing long and short positions in a diversified portfolio of equity securities. The equity securities in which the Fund will take long and short positions include primarily domestically traded large and mid-capitalization equity securities, including master limited partnerships or other entities that offer economic exposure to master limited partnerships and shares of real estate investment trusts. The Fund will operate as an interval fund under Rule 23c-3 of the 1940 Act.

2. Significant Accounting Policies

The accompanying financial statement of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.

Use of Estimates

The preparation of financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statement. Actual results could differ from those estimates.

Organization and Offering Costs

Under an agreement with the Fund’s sole shareholder, the sole shareholder will pay all expenses incurred by the Fund in connection with the organization and offering of shares of the Fund.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required.

Fair Value – Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

3. Fair Value measurements

The Fund’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The following is a summary of the fair valuations according to the inputs used as of September 30, 2018, for valuing the Fund’s assets and liabilities.

	Level 1	Level 2	Level 3	Total

Assets:

Investments in Securities:

Common stocks(1)	$551,905,314	$-	$-	$551,905,314

Exchange-traded funds	38,545,580	-	-	38,545,580

Forward Currency Exchange Contracts(2)	-	21,527	-	21,527

Floating rate loans	-	47,200,000	-	47,200,000

Total Investments in Securities	$590,450,894	$47,221,527	$-	$637,672,421

Liabilities:

Investments in Securities Sold Short:

Common stocks sold short(1)	$(437,221,799)	$-	$-	$(437,221,799)

Exchange-traded funds sold short	(141,084,798)	-	-	(141,084,798)

Forward Currency Exchange Contracts(2)	-	(29,272)	-	(29,272)

Total Investments in Securities Sold Short	$(578,306,597)	$(29,272)	$-	$(578,335,869)

(1)	Please refer to the Schedules of Investments to view long and short common stocks segregated by industry type.
(2)	Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by the counterparty.

The average notional value of forward currency contracts purchased and sold for the period ended September 30, 2018 was 5,820,180 and 1,330,792, respectively.

Securities Sold Short – The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increasesbetween the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required tovbe adjusted daily to reflect changes in the value of the securities or currencies sold short.

Transactions with Brokers – The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short and derivative instruments. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

The Fund’s forward currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

Forward Currency Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

4. Fund Fees and Expenses

Under the terms of the Investment Adviser Agreement between the Fund and the Adviser, upon commencement of operations, the Fund will pay the Adviser a monthly management fee at the annual rate of 1.50% . The Management Fee will be applied to the Fund’s NAV (before the deduction of any Incentive Fee and the repurchase of any shares pursuant to a periodic repurchase offer). The Management Fee will be accrued at least weekly and paid monthly.

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser, upon commencement of operations the Fund will pay to the Adviser a performance-based Incentive Fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the Investment Profits attributable to each share for such calendar quarter; PROVIDED, HOWEVER, that an Incentive Fee with respect to a share will be paid only with respect to Investment Profits for the applicable calendar quarter in excess of Unrecouped Investment Losses as of the end of the previous calendar quarter.

In addition to the fees paid to the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Adviser), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

5. Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made again the Fund that have not yet occurred. However, based on experience and knowledge of management, the Fund expects the risk of loss to be remote.

6. Administration Agreement

The Fund has entered into an Administration and Operating Services Agreement with the State Street Bank & Trust Company (“SSB&T”). Under the terms of this agreement, the Fund pays SSB&T a fee, to provide administrative services to the Fund, including custody, accounting, fund administration and transfer agency services for the Fund. No administration and servicing fees will be charged until the Fund commences operations.

7. Related Party Transactions

The managing member and chief executive officer of the Adviser is also an investor and director of the Fund’s sole shareholder.

8. Subsequent Events

The Fund has performed an evaluation of subsequent events through the date the Form N-Q was filed and has determined that no items received recognition or disclosure.

Item 2.                    Controls and Procedures.

(a)      The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)      The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                    Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Weiss Strategic Interval Fund

By:	/s/ Jay Tucker
Jay Tucker
Trustee, President

Date: November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jay Tucker
Jay Tucker
Trustee, President

By:	/s/ Jay Goldstein
Jay Goldstein
Treasurer, Principal Financial Officer

Date: November 26, 2018